Schedule of Investments
September 30, 2023 (Unaudited)
Patient Opportunity Trust
Security			Shares	Value
Common Stocks — 114.1%
Communication Services — 14.7%
Interactive Media & Services — 13.1%
Alphabet Inc., Class A (a)(b)			500,000	$65,430,000
IAC, Inc. (a)(b)			975,000	49,130,250
Meta Platforms Inc., Class A (a)(b)			150,000	45,031,500
Total Interactive Media & Services				159,591,750
Media — 1.6%
S4 Capital Plc (a)			24,000,000	19,795,022

Total Communication Services				179,386,772
Consumer Discretionary — 35.3%
Automobiles — 3.5%
General Motors Co. (b)			1,300,000	42,861,000

Broadline Retail — 10.1%
Alibaba Group Holding Ltd., ADR (a)			500,000	43,370,000
Amazon.com Inc. (a)(b)			625,000	79,450,000
Total Broadline Retail				122,820,000
Hotels, Restaurants & Leisure — 12.0%
Expedia Group Inc. (a)(b)			750,000	77,302,500
Norwegian Cruise Line Holdings Ltd. (a)			2,000,000	32,960,000
Travel Plus Leisure Co.			1,000,000	36,730,000
Total Hotels, Restaurants & Leisure				146,992,500
Leisure Products — 6.6%
Mattel Inc. (a)(b)			2,800,000	61,684,000
Peloton Interactive Inc., Class A (a)			3,600,000	18,180,000
Total Leisure Products				79,864,000
Textiles, Apparel & Luxury Goods — 3.1%
Canada Goose Holdings Inc. (a)(b)			2,600,000	38,116,000

Total Consumer Discretionary				430,653,500
Energy — 12.0%
Oil, Gas & Consumable Fuels — 12.0%
Chesapeake Energy Corp.			250,000	21,557,500
Energy Transfer LP (b)			4,500,000	63,135,000
Kosmos Energy Ltd. (a)			4,200,000	34,356,000
Ovintiv Inc.			575,000	27,352,750
Total Oil, Gas & Consumable Fuels				146,401,250
Total Energy				146,401,250
Financials — 27.2%
Banks — 9.2%
Citigroup Inc. (b)			1,500,000	$61,695,000
JPMorgan Chase & Co. (b)			225,000	32,629,500
Western Alliance Bancorp			400,000	18,388,000
Total Banks				112,712,500
Capital Markets — 6.2%
Coinbase Global Inc., Class A (a)			350,000	26,278,000
UBS Group AG (b)			2,000,000	49,300,000
Total Capital Markets				75,578,000
Consumer Finance — 9.9%
Capital One Financial Corp.			300,000	29,115,000
OneMain Holdings Inc. (b)			1,700,000	68,153,001
SoFi Technologies Inc. (a)			3,000,000	23,970,000
Total Consumer Finance				121,238,001
Financial Services — 1.9%
Fiserv Inc. (a)			210,000	23,721,600

Total Financials				333,250,101
Health Care — 9.1%
Biotechnology — 4.9%
Karuna Therapeutics Inc. (a)			140,000	23,672,600
Precigen Inc. (a)			11,000,000	15,620,000
PureTech Health Plc (a)			9,500,000	20,979,746
Total Biotechnology				60,272,346
Health Care Providers & Services — 2.7%
CVS Health Corp.			475,000	33,164,500

Pharmaceuticals — 1.5%
Green Thumb Industries Inc. (a)			1,600,000	17,792,000

Total Health Care				111,228,846
Industrials — 10.2%
Ground Transportation — 2.6%
Uber Technologies Inc. (a)			700,000	32,193,000

Passenger Airlines — 7.6%
Delta Air Lines Inc. (b)			1,450,000	53,650,000
United Airlines Holdings Inc. (a)			900,000	38,070,000
Total Passenger Airlines				91,720,000
Total Industrials				123,913,000
Information Technology — 4.3%
IT Services — 1.6%
DXC Technology Co. (a)			950,000	19,788,500

Software — 2.7%
Splunk Inc. (a)			225,000	32,906,250

Total Information Technology				52,694,750
Materials — 1.3%
Metals & Mining — 1.3%
Cleveland-Cliffs Inc. (a)			1,000,000	$15,630,000

Total Materials				15,630,000
Total Common Stocks (Cost — $1,339,268,097)				1,393,158,219

Security	Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.4%
Consumer Discretionary — 0.4%
Diversified Consumer Services — 0.4%
2U, Inc.	2.250%	5/1/2025	$8,000,000	4,737,976
Total Consumer Discretionary				4,737,976
Total Convertible Bonds (Cost — $5,217,588)				4,737,976

Corporate Bonds — 1.1%
Financials — 1.1%
Capital Markets — 1.1%
Coinbase Global Inc. (c)	3.375%	10/1/2028	18,433,000	13,294,801
Total Financials				13,294,801
Total Corporate Bonds (Cost — $10,671,556)				13,294,801

Investment Funds — 0.1%
Pangaea One, LP (d)(e)(f)			1	1,219,646
Total Investment Funds (Cost — $27,415,330)				1,219,646

Security			Shares	Value
Warrants — 0.0%
Alaunos Therapeutics Inc. (a)(e)(f)	$7.00	7/30/2024	3,787,879	–
Total Warrants (Cost — $1,177,758)				–

Total Investments — 115.7% (Cost — $1,383,750,329)				1,412,410,642
Liabilities in Excess of Other Assets — (15.7)%				(191,968,662)
Total Net Assets — 100.0%				$1,220,441,980

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ADR American Depositary Receipt
LP Limited Partnership
Plc Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At September 30, 2023, the value of these securities totaled $13,294,801 or 1.1% of net assets.

(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or outstanding capital for Pangaea One, LP. At September 30, 2023, the total market value of investments in Affiliated Companies was $1,219,646 and the cost was $27,415,330.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees.
(f)	Restricted security.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

Patient Opportunity Trust
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$1,393,158,219	$–	$–	$1,393,158,219
Convertible Bonds	–	4,737,976	–	4,737,976
Corporate Bonds	–	13,294,801	–	13,294,801
Investment Funds	–	–	1,219,646	1,219,646
Warrants	–	–	–	–
Total Long-Term Investments	1,393,158,219	18,032,777	1,219,646	1,412,410,642
Total Investments	$1,393,158,219	$18,032,777	$1,219,646	$1,412,410,642

See Schedule of Investments for additional detailed categorizations.